Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,173,900.87

Principal:
Principal Collections	$12,039,331.15
Prepayments in Full	$6,962,272.32
Liquidation Proceeds	$170,793.31
Recoveries	$46,734.83
Sub Total	$19,219,131.61
Collections	$20,393,032.48

Purchase Amounts:
Purchase Amounts Related to Principal	$321,396.18
Purchase Amounts Related to Interest	$1,692.82
Sub Total	$323,089.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,716,121.48

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$20,716,121.48
Servicing Fee	$275,402.25	$275,402.25	$0.00	$0.00	$20,440,719.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,440,719.23
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,440,719.23
Interest - Class A-3 Notes	$56,408.88	$56,408.88	$0.00	$0.00	$20,384,310.35
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$20,314,857.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,314,857.85
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$20,277,032.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,277,032.43
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$20,247,214.43
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,247,214.43
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$20,206,433.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,206,433.93
Regular Principal Payment	$19,094,409.40	$19,094,409.40	$0.00	$0.00	$1,112,024.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,112,024.53
Residual Released to Depositor	$0.00	$1,112,024.53	$0.00	$0.00	$0.00
Total		$20,716,121.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,094,409.40
Total					$19,094,409.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,094,409.40	$45.39	$56,408.88	$0.13	$19,150,818.28	$45.52
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$19,094,409.40	$14.23	$234,285.30	$0.17	$19,328,694.70	$14.40

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$123,073,920.94	0.2925456	$103,979,511.54	0.2471583
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$322,013,920.94	0.2399436	$302,919,511.54	0.2257157

Pool Information
Weighted Average APR	4.266%	4.266%
Weighted Average Remaining Term	30.35	29.56
Number of Receivables Outstanding	26,760	25,854
Pool Balance	$330,482,705.96	$310,800,027.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$322,013,920.94	$302,919,511.54
Pool Factor	0.2441858	0.2296428

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$7,880,515.96
Targeted Overcollateralization Amount	$7,880,515.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,880,515.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		103	$188,885.50
(Recoveries)		94	$46,734.83
Net Losses for Current Collection Period			$142,150.67
Cumulative Net Losses Last Collection Period			$6,137,452.67
Cumulative Net Losses for all Collection Periods			$6,279,603.34

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.52%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.02%	427	$6,292,719.18
61-90 Days Delinquent	0.23%	44	$715,788.66
91-120 Days Delinquent	0.05%	8	$145,213.95
Over 120 Days Delinquent	0.22%	36	$693,932.82
Total Delinquent Receivables	2.52%	515	$7,847,654.61

Repossession Inventory:
Repossessed in the Current Collection Period		22	$365,601.84
Total Repossessed Inventory		30	$598,520.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3590%
Preceding Collection Period			0.2928%
Current Collection Period			0.5320%
Three Month Average			0.3946%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3187%
Preceding Collection Period			0.3214%
Current Collection Period			0.3404%
Three Month Average			0.3268%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer